JPMorgan U.S. Research Enhanced Large Cap ETF
Schedule of Portfolio Investments as of March 31, 2025
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2025.

JPMorgan U.S. Research Enhanced Large Cap ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.0%
Aerospace & Defense — 1.7%
Boeing Co. (The) *	43	7,334
GE Aerospace	27	5,404
Howmet Aerospace, Inc.	465	60,324
RTX Corp.	372	49,275
Textron, Inc.	310	22,397
TransDigm Group, Inc.	33	45,649
		190,383
Air Freight & Logistics — 0.5%
FedEx Corp.	93	22,672
United Parcel Service, Inc., Class B	277	30,467
		53,139
Automobile Components — 0.0% ^
Aptiv plc (Jersey) *	89	5,295
Automobiles — 1.4%
Tesla, Inc. *	630	163,271
Banks — 3.6%
Bank of America Corp.	2,883	120,308
Citigroup, Inc.	718	50,971
Fifth Third Bancorp	1,095	42,924
Truist Financial Corp.	1,151	47,364
US Bancorp	933	39,391
Wells Fargo & Co.	1,460	104,813
		405,771
Beverages — 2.0%
Coca-Cola Co. (The)	1,224	87,663
Keurig Dr Pepper, Inc.	699	23,920
Monster Beverage Corp. *	373	21,828
PepsiCo, Inc.	613	91,913
		225,324
Biotechnology — 2.2%
AbbVie, Inc.	634	132,836
Biogen, Inc. *	7	958
Gilead Sciences, Inc.	139	15,575
Neurocrine Biosciences, Inc. *	69	7,631
Regeneron Pharmaceuticals, Inc.	63	39,956
Sarepta Therapeutics, Inc. *	34	2,170
Vertex Pharmaceuticals, Inc. *	112	54,300
		253,426
Broadline Retail — 4.1%
Amazon.com, Inc. *	2,441	464,425
Building Products — 1.2%
Builders FirstSource, Inc. *	27	3,373
Carrier Global Corp.	638	40,449

JPMorgan U.S. Research Enhanced Large Cap ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Building Products — continued
Masco Corp.	321	22,322
Trane Technologies plc	207	69,743
		135,887
Capital Markets — 2.5%
Ameriprise Financial, Inc.	56	27,110
Blackstone, Inc.	71	9,924
Charles Schwab Corp. (The)	505	39,531
CME Group, Inc.	253	67,118
Goldman Sachs Group, Inc. (The)	106	57,907
Intercontinental Exchange, Inc.	103	17,768
KKR & Co., Inc.	175	20,232
Morgan Stanley	163	19,017
Raymond James Financial, Inc.	61	8,474
S&P Global, Inc.	24	12,194
State Street Corp.	109	9,759
		289,034
Chemicals — 1.5%
Corteva, Inc.	116	7,300
Dow, Inc.	337	11,768
DuPont de Nemours, Inc.	89	6,646
Eastman Chemical Co.	74	6,520
Linde plc	215	100,113
LyondellBasell Industries NV, Class A	186	13,094
PPG Industries, Inc.	199	21,761
Sherwin-Williams Co. (The)	19	6,635
		173,837
Commercial Services & Supplies — 0.0% ^
Copart, Inc. *	80	4,527
Communications Equipment — 0.5%
Arista Networks, Inc. *	287	22,237
Cisco Systems, Inc.	134	8,269
Motorola Solutions, Inc.	52	22,766
		53,272
Construction & Engineering — 0.1%
Quanta Services, Inc.	37	9,405
Construction Materials — 0.1%
Martin Marietta Materials, Inc.	34	16,256
Consumer Finance — 0.5%
American Express Co.	110	29,595
Capital One Financial Corp.	156	27,971
		57,566

JPMorgan U.S. Research Enhanced Large Cap ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Consumer Staples Distribution & Retail — 1.2%
Costco Wholesale Corp.	93	87,958
Walmart, Inc.	514	45,124
		133,082
Containers & Packaging — 0.1%
Avery Dennison Corp.	43	7,653
Diversified Telecommunication Services — 0.5%
AT&T, Inc.	2,024	57,239
Verizon Communications, Inc.	83	3,765
		61,004
Electric Utilities — 2.0%
Constellation Energy Corp.	53	10,686
Entergy Corp.	258	22,057
NextEra Energy, Inc.	915	64,864
NRG Energy, Inc.	81	7,732
PG&E Corp.	2,629	45,166
Southern Co. (The)	804	73,928
		224,433
Electrical Equipment — 0.7%
AMETEK, Inc.	67	11,533
Eaton Corp. plc	141	38,328
Emerson Electric Co.	109	11,951
GE Vernova, Inc.	43	13,127
		74,939
Electronic Equipment, Instruments & Components — 0.2%
Amphenol Corp., Class A	34	2,230
Jabil, Inc.	30	4,082
Keysight Technologies, Inc. *	39	5,841
TE Connectivity plc (Switzerland)	74	10,458
		22,611
Energy Equipment & Services — 0.2%
Baker Hughes Co.	609	26,766
Entertainment — 1.0%
Netflix, Inc. *	65	60,614
Walt Disney Co. (The)	503	49,646
Warner Bros Discovery, Inc. *	523	5,612
		115,872
Financial Services — 6.1%
Berkshire Hathaway, Inc., Class B *	411	218,890
Corpay, Inc. *	108	37,662
Fidelity National Information Services, Inc.	577	43,090
Fiserv, Inc. *	91	20,096
Mastercard, Inc., Class A	301	164,984
Toast, Inc., Class A *	100	3,317

JPMorgan U.S. Research Enhanced Large Cap ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Financial Services — continued
Visa, Inc., Class A	567	198,711
WEX, Inc. *	47	7,380
		694,130
Food Products — 0.6%
Bunge Global SA	35	2,674
Mondelez International, Inc., Class A	955	64,797
		67,471
Ground Transportation — 1.1%
CSX Corp.	1,614	47,500
Uber Technologies, Inc. *	769	56,029
Union Pacific Corp.	115	27,168
		130,697
Health Care Equipment & Supplies — 2.4%
Abbott Laboratories	164	21,755
Align Technology, Inc. *	18	2,860
Baxter International, Inc.	269	9,208
Becton Dickinson & Co.	40	9,162
Boston Scientific Corp. *	641	64,664
Edwards Lifesciences Corp. *	257	18,627
GE HealthCare Technologies, Inc.	110	8,878
Hologic, Inc. *	63	3,892
Intuitive Surgical, Inc. *	34	16,839
Medtronic plc	576	51,759
ResMed, Inc.	9	2,015
Stryker Corp.	189	70,355
		280,014
Health Care Providers & Services — 2.4%
Centene Corp. *	94	5,707
Cigna Group (The)	118	38,822
Elevance Health, Inc.	72	31,317
HCA Healthcare, Inc.	21	7,256
Humana, Inc.	55	14,553
McKesson Corp.	31	20,863
UnitedHealth Group, Inc.	289	151,364
		269,882
Health Care REITs — 0.6%
Ventas, Inc.	604	41,531
Welltower, Inc.	143	21,909
		63,440
Hotel & Resort REITs — 0.1%
Host Hotels & Resorts, Inc.	573	8,142
Hotels, Restaurants & Leisure — 3.4%
Booking Holdings, Inc.	13	59,890
Carnival Corp. *	780	15,233
Chipotle Mexican Grill, Inc. *	991	49,758

JPMorgan U.S. Research Enhanced Large Cap ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Hotels, Restaurants & Leisure — continued
Darden Restaurants, Inc.	15	3,116
Domino's Pizza, Inc.	8	3,676
DoorDash, Inc., Class A *	82	14,987
Expedia Group, Inc.	144	24,206
Hilton Worldwide Holdings, Inc.	210	47,786
McDonald's Corp.	308	96,210
Royal Caribbean Cruises Ltd.	111	22,804
Yum! Brands, Inc.	326	51,299
		388,965
Household Durables — 0.2%
Lennar Corp., Class A	155	17,791
Household Products — 0.7%
Church & Dwight Co., Inc.	209	23,009
Procter & Gamble Co. (The)	313	53,341
		76,350
Independent Power and Renewable Electricity Producers — 0.1%
Vistra Corp.	114	13,388
Industrial Conglomerates — 0.6%
3M Co.	251	36,862
Honeywell International, Inc.	135	28,586
		65,448
Industrial REITs — 0.4%
Prologis, Inc.	395	44,157
Insurance — 2.2%
Aon plc, Class A	97	38,712
Arthur J Gallagher & Co.	154	53,167
Chubb Ltd.	108	32,615
MetLife, Inc.	152	12,204
Principal Financial Group, Inc.	106	8,943
Progressive Corp. (The)	341	96,507
Travelers Cos., Inc. (The)	18	4,760
		246,908
Interactive Media & Services — 6.1%
Alphabet, Inc., Class A	1,386	214,331
Alphabet, Inc., Class C	975	152,324
Meta Platforms, Inc., Class A	581	334,865
		701,520
IT Services — 0.8%
Accenture plc, Class A (Ireland)	124	38,693
Akamai Technologies, Inc. *	39	3,139
Cognizant Technology Solutions Corp., Class A	468	35,802
Gartner, Inc. *	19	7,975
International Business Machines Corp.	48	11,936
		97,545

JPMorgan U.S. Research Enhanced Large Cap ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Life Sciences Tools & Services — 0.9%
Danaher Corp.	107	21,935
Thermo Fisher Scientific, Inc.	166	82,602
		104,537
Machinery — 1.8%
Caterpillar, Inc.	119	39,246
Cummins, Inc.	13	4,075
Deere & Co.	153	71,811
Fortive Corp.	31	2,269
Ingersoll Rand, Inc.	269	21,528
Otis Worldwide Corp.	496	51,187
PACCAR, Inc.	177	17,234
Westinghouse Air Brake Technologies Corp.	18	3,264
		210,614
Media — 0.8%
Charter Communications, Inc., Class A *	87	32,062
Comcast Corp., Class A	1,614	59,557
		91,619
Metals & Mining — 0.2%
Newmont Corp.	74	3,573
Nucor Corp.	85	10,229
Steel Dynamics, Inc.	49	6,129
		19,931
Multi-Utilities — 0.4%
CMS Energy Corp.	429	32,222
Dominion Energy, Inc.	311	17,438
		49,660
Oil, Gas & Consumable Fuels — 3.4%
Cheniere Energy, Inc.	21	4,859
Chevron Corp.	314	52,529
ConocoPhillips	678	71,204
Diamondback Energy, Inc.	200	31,976
EOG Resources, Inc.	438	56,169
EQT Corp.	69	3,687
Exxon Mobil Corp.	1,366	162,458
		382,882
Passenger Airlines — 0.1%
Delta Air Lines, Inc.	227	9,897
Personal Care Products — 0.2%
Estee Lauder Cos., Inc. (The), Class A	56	3,696
Kenvue, Inc.	936	22,445
		26,141
Pharmaceuticals — 3.1%
Bristol-Myers Squibb Co.	1,216	74,164
Eli Lilly & Co.	171	141,231

JPMorgan U.S. Research Enhanced Large Cap ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Pharmaceuticals — continued
Johnson & Johnson	657	108,957
Merck & Co., Inc.	390	35,006
		359,358
Professional Services — 0.4%
Booz Allen Hamilton Holding Corp.	37	3,869
Equifax, Inc.	46	11,204
Leidos Holdings, Inc.	236	31,846
		46,919
Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A *	72	9,416
Residential REITs — 0.1%
Equity LifeStyle Properties, Inc.	191	12,740
Semiconductors & Semiconductor Equipment — 10.4%
Advanced Micro Devices, Inc. *	344	35,343
Analog Devices, Inc.	291	58,686
Broadcom, Inc.	1,061	177,643
Lam Research Corp.	642	46,673
Marvell Technology, Inc.	51	3,140
Microchip Technology, Inc.	213	10,311
Micron Technology, Inc.	438	38,058
NVIDIA Corp.	6,175	669,247
NXP Semiconductors NV (China)	256	48,655
ON Semiconductor Corp. *	107	4,354
QUALCOMM, Inc.	99	15,207
Texas Instruments, Inc.	421	75,654
		1,182,971
Software — 10.0%
Adobe, Inc. *	41	15,725
Cadence Design Systems, Inc. *	73	18,566
Crowdstrike Holdings, Inc., Class A *	49	17,277
Fair Isaac Corp. *	12	22,130
Fortinet, Inc. *	159	15,305
Intuit, Inc.	85	52,189
Microsoft Corp.	1,900	713,241
Oracle Corp.	486	67,948
Palantir Technologies, Inc., Class A *	335	28,274
Palo Alto Networks, Inc. *	127	21,671
Roper Technologies, Inc.	9	5,306
Salesforce, Inc.	315	84,533
ServiceNow, Inc. *	85	67,672
Synopsys, Inc. *	37	15,868
		1,145,705
Specialized REITs — 1.0%
American Tower Corp.	168	36,557
Digital Realty Trust, Inc.	101	14,472

JPMorgan U.S. Research Enhanced Large Cap ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Specialized REITs — continued
Equinix, Inc.	34	27,722
Extra Space Storage, Inc.	46	6,831
SBA Communications Corp.	126	27,721
		113,303
Specialty Retail — 2.1%
AutoZone, Inc. *	13	49,566
Best Buy Co., Inc.	186	13,691
Burlington Stores, Inc. *	49	11,678
Home Depot, Inc. (The)	90	32,984
Lowe's Cos., Inc.	368	85,829
O'Reilly Automotive, Inc. *	3	4,298
Ross Stores, Inc.	295	37,698
TJX Cos., Inc. (The)	76	9,257
		245,001
Technology Hardware, Storage & Peripherals — 7.4%
Apple, Inc.	3,543	787,007
Dell Technologies, Inc., Class C	49	4,466
Hewlett Packard Enterprise Co.	748	11,542
Sandisk Corp. *	46	2,190
Seagate Technology Holdings plc	343	29,138
Western Digital Corp. *	138	5,579
		839,922
Textiles, Apparel & Luxury Goods — 0.2%
Deckers Outdoor Corp. *	21	2,348
Lululemon Athletica, Inc. *	11	3,114
NIKE, Inc., Class B	144	9,141
Ralph Lauren Corp.	10	2,207
Tapestry, Inc.	49	3,450
		20,260
Tobacco — 0.6%
Altria Group, Inc.	287	17,226
Philip Morris International, Inc.	292	46,349
		63,575
Trading Companies & Distributors — 0.1%
United Rentals, Inc.	27	16,921
Wireless Telecommunication Services — 0.1%
T-Mobile US, Inc.	38	10,135
Total Common Stocks (Cost $11,164,019)		11,294,533

JPMorgan U.S. Research Enhanced Large Cap ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Short-Term Investments — 0.8%
Investment Companies — 0.8%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.31% (a) (b) (Cost $94,920)	94,920	94,920
Total Investments — 99.8% (Cost $11,258,939)		11,389,453
Other Assets in Excess of Liabilities — 0.2%		21,429
NET ASSETS — 100.0%		11,410,882

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2025.
Futures contracts outstanding as of March 31, 2025:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P 500 Micro E-Mini Index	4	06/20/2025	USD	113,080	(122)

Abbreviations
USD	United States Dollar

JPMorgan U.S. Research Enhanced Large Cap ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values ("NAV") of the Funds are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values ("NAV") per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$11,389,453	$—	$—	$11,389,453
Depreciation in Other Financial Instruments
Futures Contracts (a)	$(122)	$—	$—	$(122)

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer.

JPMorgan U.S. Research Enhanced Large Cap ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended March 31, 2025
Security Description	Value at March 13, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2025	Shares at March 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.31% (a) (b)	$—	$101,256	$6,336	$—	$—	$94,920	94,920	$196	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2025.